Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS ESG International Core Equity Fund

(formerly DWS European Equity Fund)

	Shares	Value ($)
Common Stocks 96.9%
Australia 0.8%
Sydney Airport (Units) (Cost $116,311)	20,643	80,627
Austria 0.5%
Erste Group Bank AG* (Cost $47,326)	2,236	49,619
Belgium 0.5%
KBC Group NV (Cost $59,132)	859	44,861
Denmark 2.9%
Novo Nordisk AS "B" (Cost $204,938)	4,346	284,020
Finland 1.9%
Neste Oyj (Cost $114,393)	4,447	179,710
France 12.4%
BNP Paribas SA*	4,225	151,534
Bureau Veritas SA*	3,745	76,360
Capgemini SE	1,680	173,633
Danone SA*	1,497	102,405
Kering SA	221	115,480
LVMH Moet Hennessy Louis Vuitton SE	406	169,320
SEB SA	1,284	176,245
Valeo SA*	1,067	26,508
Worldline SA 144A*	2,749	207,115
(Cost $1,121,744)		1,198,600
Germany 8.1%
Allianz SE (Registered)	1,181	214,264
BASF SE	1,768	95,730
Deutsche Boerse AG	631	103,942
LANXESS AG*	2,037	105,620
Merck KGaA	1,474	170,075
Puma SE*	1,268	90,810
(Cost $703,444)		780,441
Ireland 1.4%
Kingspan Group PLC (Cost $115,128)	2,129	131,696
Italy 1.9%
Moncler SpA* (Cost $64,941)	4,845	181,053
Japan 22.0%
Aeon Mall Co., Ltd.	3,400	47,801
AGC, Inc.	3,600	101,967
Astellas Pharma, Inc.	3,600	63,978
Central Japan Railway Co.	600	102,582
Chugai Pharmaceutical Co., Ltd.	900	132,888
CyberAgent, Inc.	1,900	95,750
Daiwa House REIT Investment Corp. (REIT)	22	54,375
Dentsu Group, Inc.	1,700	45,675
Japan Prime Realty Investment Corp. (REIT)	13	39,714
Japan Real Estate Investment Corp. (REIT)	9	49,123
Japan Retail Fund Investment Corp. (REIT)	38	50,235
KDDI Corp.	2,200	64,082
Marubeni Corp.	16,700	81,027
Mitsubishi Corp.	6,900	160,911
Mitsubishi Electric Corp.	5,500	72,394
Mitsubishi UFJ Financial Group, Inc.	28,400	117,249
Nippon Telegraph & Telephone Corp.	2,500	56,597
NTT DoCoMo, Inc.	3,100	84,792
Shionogi & Co., Ltd.	1,500	88,516
Softbank Corp.	4,900	62,142
SoftBank Group Corp.	1,700	76,839
Sumitomo Mitsui Financial Group, Inc.	4,100	118,444
Sumitomo Mitsui Trust Holdings, Inc.	2,400	70,587
Takeda Pharmaceutical Co., Ltd.	1,600	62,322
Terumo Corp.	3,700	145,234
Toshiba Corp.	1,800	49,277
United Urban Investment Corp. (REIT)	29	30,735
(Cost $2,236,017)		2,125,236
Netherlands 8.7%
ASML Holding NV	653	214,433
Heineken NV	1,907	175,234
ING Groep NV	12,987	83,693
Koninklijke DSM NV	1,430	183,055
Koninklijke Philips NV*	2,898	132,033
Royal Dutch Shell PLC "A"	3,566	55,976
(Cost $761,965)		844,424
Norway 1.3%
DNB ASA* (Cost $156,684)	9,187	125,511
Portugal 0.9%
Galp Energia, SGPS, SA (Cost $112,386)	7,453	89,072
Singapore 0.4%
ComfortDelGro Corp., Ltd. (Cost $58,711)	33,200	33,924
Spain 4.3%
Ferrovial SA	2,044	55,401
Grifols SA	4,355	136,192
Iberdrola SA	21,006	226,030
(Cost $331,327)		417,623
Sweden 5.2%
Assa Abloy AB "B"	4,795	97,864
Epiroc AB "A"	5,355	59,640
Hexagon AB "B"*	1,871	103,384
Skanska AB "B"*	2,808	56,204
Swedbank AB "A"*	7,711	96,581
Swedish Match AB	1,332	92,676
(Cost $497,110)		506,349
Switzerland 11.8%
Kuehne & Nagel International AG (Registered)*	398	57,395
Lonza Group AG (Registered)	306	150,515
Nestle SA (Registered)	4,046	440,007
Schindler Holding AG	263	61,424
Sika AG (Registered)	1,026	176,566
Straumann Holding AG (Registered)	104	84,493
Swiss Life Holding AG (Registered)	120	42,287
Swiss Prime Site AG (Registered)	581	54,037
Temenos AG (Registered)	131	20,201
Zurich Insurance Group AG	151	48,715
(Cost $870,925)		1,135,640
United Kingdom 11.9%
Auto Trader Group PLC 144A	8,493	58,878
British American Tobacco PLC	5,049	200,013
BT Group PLC	24,374	35,313
Compass Group PLC	12,895	188,754
Diageo PLC	5,912	205,401
ITV PLC	34,341	34,385
M&G PLC	13,564	23,486
National Grid PLC	5,762	66,123
Prudential PLC	13,564	176,729
RELX PLC	4,972	115,073
SSE PLC	3,111	47,805
(Cost $1,362,609)		1,151,960
Total Common Stocks (Cost $8,935,091)		9,360,366
Preferred Stocks 0.5%
Germany
Porsche Automobil Holding SE (Cost $60,170)	794	43,236
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.12% (a) (Cost $37,797)	37,797	37,797
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $9,033,058)	97.8	9,441,399
Other Assets and Liabilities, Net	2.2	215,784
Net Assets	100.0	9,657,183

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2020 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 05/31/2020	Value ($) at 05/31/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.07% (a) (b)
—	— (c)	—	—	—	5,860	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.12% (a)
162,297	10,006,438	10,130,938	—	—	1,871	—	37,797	37,797
162,297	10,006,438	10,130,938	—	—	7,731	—	37,797	37,797

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At May 31, 2020 the DWS ESG International Core Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Financials	1,467,502	16%
Health Care	1,450,266	15%
Industrials	1,393,766	15%
Consumer Staples	1,215,736	13%
Consumer Discretionary	991,406	11%
Information Technology	718,766	8%
Communication Services	614,453	6%
Materials	560,971	6%
Utilities	339,958	4%
Real Estate	326,020	3%
Energy	324,758	3%
Total	9,403,602	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$80,627	$—	$80,627
Austria	—	49,619	—	49,619
Belgium	—	44,861	—	44,861
Denmark	—	284,020	—	284,020
Finland	—	179,710	—	179,710
France	—	1,198,600	—	1,198,600
Germany	—	780,441	—	780,441
Ireland	—	131,696	—	131,696
Italy	—	181,053	—	181,053
Japan	—	2,125,236	—	2,125,236
Netherlands	—	844,424	—	844,424
Norway	—	125,511	—	125,511
Portugal	—	89,072	—	89,072
Singapore	—	33,924	—	33,924
Spain	—	417,623	—	417,623
Sweden	—	506,349	—	506,349
Switzerland	—	1,135,640	—	1,135,640
United Kingdom	—	1,151,960	—	1,151,960
Preferred Stocks	—	43,236	—	43,236
Short-Term Investments	37,797	—	—	37,797
Total	$37,797	$9,403,602	$—	$9,441,399